SEGMENTS AND GEOGRAPHICAL INFORMATION - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue from fees, net	$ 1,004,550	$ 772,814	$ 685,414
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue from fees, net	1,004,550	772,814	685,129
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue from fees, net	0	0	0
Cayman
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue from fees, net	$ 0	$ 0	$ 285